Equity - Schedule of Quarterly Share Repurchase Limits (Details)	51 Months Ended
Dec. 31, 2025
Equity [Abstract]
Stock repurchase limit, percentage of weighted average number of shares during any 12-month period	0.2000
Stock repurchase limit, percentage of weighted average number of Shares prior four fiscal quarters	0.0500